Document And Entity Information	3 Months Ended
Sep. 30, 2023
Document Information Line Items
Entity Registrant Name	MOOLEC SCIENCE SA
Document Type	6-K
Current Fiscal Year End Date	--06-30
Amendment Flag	false
Entity Central Index Key	0001937737
Document Period End Date	Sep. 30, 2023
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	Q1
Entity File Number	001-41586